Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates
Balances at the beginning of the year	$ 5,336	$ 9,929
Share of loss in associates	(629)	(1,667)	$ (1,416)
Discontinued operations	(3,081)	(4,492)
Contributions	741	2,170
Decrease	(67)	(63)
Translation differences	55	(541)
Balances at the end of the year	$ 2,355	$ 5,336	$ 9,929